Other Comprehensive Income (Loss) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Comprehensive Income (Loss) [Abstract]
Components of Other Comprehensive Income (Loss)

	Three Months Ended March 31, 2023
	Gross	Tax Effect	Net of Tax
Interest rate swap amounts reclassified into interest expense	$(4,080)	1,081	$(2,999)
Changes in fair value of interest rate swaps	(3,299)	874	(2,425)
Foreign currency translation adjustment	1,682	—	1,682
	$(5,697)	$1,955	$(3,742)

	Three Months Ended March 31, 2022
	Gross	Tax Effect	Net of Tax
Interest rate swap amounts reclassified into interest expense	$4,750	$(1,259)	$3,491
Changes in fair value of interest rate swaps	44,699	(11,845)	32,854
Foreign currency translation adjustment	34,429	—	34,429
	$83,878	$(13,104)	$70,774

	Year Ended December 31, 2022
	Gross	Tax Effect	Net of Tax
Interest rate swap amounts reclassified into interest expense	$6,551	$(1,736)	$4,815
Changes in fair value of interest rate swaps	76,336	(20,229)	56,107
Foreign currency translation adjustment	(157,336)	—	(157,336)
	$(74,449)	$(21,965)	$(96,414)

	Year Ended December 31, 2021
	Gross	Tax Effect	Net of Tax
Interest rate swap amounts reclassified into interest expense	$20,321	$(5,385)	$14,936
Changes in fair value of interest rate swaps	23,287	(6,171)	17,116
Foreign currency translation adjustment	8,183	—	8,183
	$51,791	$(11,556)	$40,235

	Year Ended December 31, 2020
	Gross	Tax Effect	Net of Tax
Interest rate swap amounts reclassified into interest expense	$9,778	$(2,591)	$7,187
Changes in fair value of interest rate swaps	(64,664)	17,136	(47,528)
Foreign currency translation adjustment	50,653	—	50,653
	$(4,233)	$14,545	$10,312

Amounts Included in Accumulated Other Comprehensive Income (Loss)

A rollforward of the amounts included in AOCIL, net of taxes, for the three months ended March 31, 2023 and 2022, is as follows:

		Foreign	Accumulated
		Currency	Other
	Interest	Translation	Comprehensive
	Rate Swaps	Adjustment	Income (Loss)
Balance at December 31, 2022	$23,378	$(80,208)	$(56,830)
Amounts reclassified into earnings	(2,999)	—	(2,999)
Changes in fair value	(2,425)	—	(2,425)
Foreign currency translation adjustment	—	1,682	1,682
Balance at March 31, 2023	$17,954	$(78,526)	$(60,572)

		Foreign	Accumulated
		Currency	Other
	Interest	Translation	Comprehensive
	Rate Swaps	Adjustment	Income (Loss)
Balance at December 31, 2021	$(37,544)	$77,128	$39,584
Amounts reclassified into earnings	3,491	—	3,491
Changes in fair value	32,854	—	32,854
Foreign currency translation adjustment	—	34,429	34,429
Balance at March 31, 2022	$(1,199)	$111,557	$110,358

A roll forward of the amounts included in AOCIL, net of taxes, is as follows:

		Foreign	Accumulated
		Currency	Other
	Interest	Translation	Comprehensive
	Rate Swaps	Adjustment	Income (Loss)
Balance at December 31, 2020	$(69,596)	$68,945	$(651)
Amounts reclassified into earnings	14,936	—	14,936
Changes in fair value	17,116	—	17,116
Foreign currency translation adjustment	—	8,183	8,183
Balance at December 31, 2021	(37,544)	77,128	39,584
Amounts reclassified into earnings	4,815	—	4,815
Changes in fair value	56,107	—	56,107
Foreign currency translation adjustment	—	(157,336)	(157,336)
Balance at December 31, 2022	$23,378	$(80,208)	$(56,830)